LEASES (Details 2)	Sep. 30, 2020 USD ($)
Total instalments due:
2020	$ 11,835
2021	47,340
2022	7,890
Total	67,065
Imputed interest	(4,775)
Total operating lease liability	62,290
Disclosed as:
Current portion	43,049
Non-current portion	19,241
Total operating lease liability	$ 62,290